S000076779 [Member] Average Annual Total Returns	12 Months Ended	40 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	3.42%
Cboe HYG BuyWrite Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	5.48%
iShares High Yield Corporate Bond BuyWrite Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	5.53%
Performance Inception Date		Aug. 18, 2022
iShares High Yield Corporate Bond BuyWrite Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	2.09%
iShares High Yield Corporate Bond BuyWrite Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.51%	2.69%